Investments in associates (Narrative) (Details) - USD ($) $ in Thousands				12 Months Ended
	Aug. 31, 2025	Jul. 31, 2025	Sep. 30, 2024	Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023
Disclosure of associates [line items]
Gain on deemed disposal				$ 54,439	$ 0
Other comprehensive income				93,345	(57,822)
Net loss on ownership dilution				$ 0	$ (9,300)
Osisko Development Corp [Member]
Disclosure of associates [line items]
Impairment of an investment in an associate							$ 48,800
Gain on deemed disposal	$ 54,400
Other comprehensive income	$ 1,100					$ 1,440
Proportion of ownership interest in associate						39.70%
Osisko Development Corp [Member] | Cariboo Gold [Member]
Disclosure of associates [line items]
NSR royalty percentage					5.00%
Osisko Development Corp [Member] | Tintic property [Member]
Disclosure of associates [line items]
NSR royalty percentage					2.50%
Osisko Development Corp [Member] | Private placements [Member]
Disclosure of associates [line items]
Proportion of ownership interest in associate	13.97%	24.15%	39.01%		24.41%
Net loss on ownership dilution					$ (9,300)
Osisko Development Corp [Member] | Private and brokered placements [Member]
Disclosure of associates [line items]
Proportion of ownership interest in associate			39.70%		24.40%
Net loss on ownership dilution					$ (9,300)